ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and current liabilities

	At December 31,
	2013	2014
	$	$

Payroll and welfare payables	23,769,468	29,352,860
Advance from customers	29,672,618	50,517,816
Derivatives	475,973	487,780
Accrued expenses	25,715,366	41,460,253
Payments to custom and other taxes payables	15,523,654	19,174,211
Other payables	29,994,327	29,064,745
Total	125,151,406	170,057,665